NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY

NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY

Organization and Operations

On March 26, 2020 Bubblr Holdings Ltd. (a UK company formed on February 18, 2016) merged into U.S. Wireless Online, Inc. (“UWRL”), a Wyoming corporation formed on October 22, 2019, and became a 100% subsidiary of UWRL. On March 30, 2021, the Company’s corporate name was changed to Bubblr Inc. (“the Company”).

Bubblr Inc. is a Mobile Application software company that is currently developing its disruptive Internet Search Mechanism and seeking license opportunities for a next-generation solution designed to create an alternative economic model.

Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which contemplates the Company’s continuation as a going concern. The Company incurred a net comprehensive loss of $3,293,565 during the nine months ended September 30, 2021 and has an accumulated deficit of $8,019,784 as of September 30, 2021. In addition, current liabilities exceed current assets by $305,447 as of September 30, 2021.

Management intends to raise additional operating funds through equity and/or debt offerings. However, there can be no assurance management will be successful in its endeavors. See Note 12 – Subsequent Events.

There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placement, public offerings and/or bank financing necessary to support its working capital requirements. To the extent that funds generated from operations and any private placements, public offerings and/or bank financing are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available to the Company, it may be required to curtail or cease its operations.

Due to uncertainties related to these matters, there exists a substantial doubt about the ability of the Company to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

COVID-19

A novel strain of coronavirus (COVID-19) was first identified in December 2019, and subsequently declared a global pandemic by the World Health Organization on March 11, 2020. As a result of the outbreak, many companies have experienced disruptions in their operations and in markets served. The Company has instituted some and may take additional temporary precautionary measures intended to help ensure the well-being of its employees and minimize business disruption. The Company considered the impact of COVID-19 on the assumptions and estimates used and determined that there were no material adverse impacts on the Company’s results of operations and financial position as of and for the nine months ended September 30, 2021. The full extent of the future impacts of COVID-19 on the Company’s operations is uncertain. A prolonged outbreak could have a material adverse impact on financial results and business operations of the Company, including the timing and ability of the Company to collect accounts receivable and the ability of the Company to continue to provide high quality services to its clients. The Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or a revision of the carrying value of its assets or liabilities at the date of issuance of these financial statements. These estimates may change, as new events occur, and additional information is obtained.

NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY

Organization and Operations

On March 26, 2020 Bubblr Holdings Ltd. (a UK company formed on February 18, 2016) merged into U.S. Wireless Online, Inc., “UWRL,” a Wyoming corporation formed on October 22, 2019) and became a 100% subsidiary of UWRL. On March 30, 2021, the Company’s corporate name was changed to Bubblr Inc. (“Bubblr” or “the Company”).

Bubblr Inc. is a Mobile Application software company that is currently developing its disruptive Internet Search Mechanism and seeking license opportunities for a next-generation solution designed to create an alternative economic model.

Stock Split

On August 13, 2020, we effected a 555-to-1 reverse split of our common stock. As a result of the reverse split, every 555 pre-split shares of the Company’s common stock outstanding on the effective date of the reverse split were automatically combined into one new share of common stock without any action on the part of the holders, and the number of outstanding shares of common stock was reduced from approximately 99,065,205 to approximately 179,444 (subject to the rounding up of fractional shares). All historical share balances and share price-related data in this annual report have been adjusted based on the 555-to-1 reverse split ratio.

Share Exchange and Reorganization

On or about March 26, 2020 (the “Effective Date”), Bubblr Holdings Ltd merged into Bubblr Inc. (previously UWRL) and became a 100% subsidiary of Bubblr Inc. Furthermore, the Company entered into and closed on a share exchange agreement with Bubblr and its shareholders.

Pursuant to the terms of the share exchange agreement, Bubblr issued 127,811,328 shares of its unregistered common stock to the shareholders of Bubblr Holdings in exchange for 127,811,328 shares of Bubblr Holding’s common stock, representing 100% of its issued and outstanding common stock. Bubblr Holdings became a wholly owned subsidiary of Bubblr.

For financial accounting purposes, this transaction was treated as a reverse acquisition by Bubblr Holdings and resulted in a recapitalization with Bubblr Holdings being the accounting acquirer and Bubblr Inc. as the legal acquirer. The consummation of this reverse acquisition resulted in a change of control, management, and business direction. Accordingly, the historical financial statements prior to the acquisition are those of the accounting acquirer, Bubblr Holdings and have been prepared to give retroactive effect to the reverse acquisition completed on the Effective Date and represent the operations of Bubblr Holdings.  The consolidated financial statements after the acquisition date, March 26, 2020, include the balance sheets of both companies at historical cost, the historical results of Bubblr Holdings and the results of the consolidated entity from the acquisition date forward. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the recapitalization.

Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with GAAP, which contemplates the Company’s continuation as a going concern. The Company incurred a comprehensive loss of $1,162,863 during the year ended December 31, 2020 and has an accumulated deficit of $4,692,009 as of December 31, 2020. In addition, current assets exceed current liabilities by $982,502 as of December 31, 2020.

Management intends to raise additional operating funds through equity and/or debt offerings. However, there can be no assurance management will be successful in its endeavors. See Note 14 – Subsequent Events.

There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placement, public offerings and/or bank financing necessary to support its working capital requirements. To the extent that funds generated from operations and any private placements, public offerings and/or bank financing are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available to the Company, it may be required to curtail or cease its operations.

Due to uncertainties related to these matters, there exists a substantial doubt about the ability of the Company to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

COVID-19

A novel strain of coronavirus (COVID-19) was first identified in December 2019, and subsequently declared a global pandemic by the World Health Organization on March 11, 2020. As a result of the outbreak, many companies have experienced disruptions in their operations and in markets served. The Company has instituted some and may take additional temporary precautionary measures intended to help ensure the well-being of its employees and minimize business disruption. The Company considered the impact of COVID-19 on the assumptions and estimates used and determined that there were no material adverse impacts on the Company’s results of operations and financial position at December 31, 2020. The full extent of the future impacts of COVID-19 on the Company’s operations is uncertain. A prolonged outbreak could have a material adverse impact on financial results and business operations of the Company, including the timing and ability of the Company to collect accounts receivable and the ability of the Company to continue to provide high quality services to its clients. The Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or a revision of the carrying value of its assets or liabilities at the date of issuance of these financial statements. These estimates may change, as new events occur, and additional information is obtained.